Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 115	$ 192	$ 161
Additions Charged To Expense/ Against Revenue	222	202	220
Deductions	(146)	(279)	(189)
Balance at End of Period	$ 191	$ 115	$ 192